Summary of Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets (Details)	Jun. 30, 2024
Land use rights [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	50 years
Patent [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademark [Member]
Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years